Acquisitions, other investments and divestitures - Narrative, Other investments (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investment in equity-method investees		€ 5,951	€ 0	€ 0
UBIO Limited
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	20.80%
Equity method investment, ownership percentage, fully diluted	15.50%
Investment in equity-method investees	€ 5,900
Equity method investment, carrying value in excess of net assets	5,800
Equity method investment, basis difference, intangible assets	(2,200)
Equity method investment, basis difference, tax basis differences to be recovered	400
Equity method investment, basis difference, goodwill	€ 4,000